EQUITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EQUITY (Details) [Line Items]
Value of shares subscribed and paid capital	$ (178,000)
Number of revised authorized shares capital stock (in shares) (in Shares)	606,407,693	606,407,693	606,874,525
Transactions with non-controlling interest	$ (6,672,000)	$ (1,605,000)
Loss due to acquisition on minority interest	(184,135,000)
Acquisition of minority interest amount	(3,225)
Ordinary shares [member]
EQUITY (Details) [Line Items]
Value of shares subscribed and paid capital	$ 3,146,265,000	$ 3,146,265,000
Number of shares subscribed and paid capital (in Shares)	606,407,693	606,407,693
Number of shares for subscription and payment expired (in shares) (in Shares)		466,832
Number of revised authorized shares capital stock (in shares) (in Shares)		606,407,693
Lan Pax Group S.A. and Subsidiaries [Member] | Aerovias de Integracion Regional Aires [Member]
EQUITY (Details) [Line Items]
Transactions with non-controlling interest	$ (3,480,000)
Inversiones Lan S.A. and Subsidiaries [Member] | Aerovias de Integracion Regional Aires [Member]
EQUITY (Details) [Line Items]
Transactions with non-controlling interest	(20,000)
Aerovias de Integracion Regional Aires [Member]
EQUITY (Details) [Line Items]
Transactions with non-controlling interest	(2,000)
Aerovias de Integracion Regional Aires [Member] | Lan S.A. [Member]
EQUITY (Details) [Line Items]
Transactions with non-controlling interest	(885,000)
Holdco I S.A [Member] | Lan Pax Group S.A. and Subsidiaries [Member]
EQUITY (Details) [Line Items]
Transactions with non-controlling interest	$ (21,526,000)